Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current	$ (1,650)	$ (1,290)	$ (75)
Deferred	23,007	(889)	(2,150)
Income tax recovery (expense)	$ 21,357	$ (2,179)	$ (2,225)